Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue [abstract]
Gold credit sales	$ 117,873	$ 110,688	$ 263,991	$ 201,545
Concentrate sales	997	3,065	5,279	5,294
Revenue from sale of gold	118,870	113,753	269,270	206,839
Silver credit sales	48,446	87,620	100,097	182,109
Concentrate sales	14,867	11,027	30,377	22,704
Revenue from sale of silver	63,313	98,647	130,474	204,813
Palladium credit sales	7,283		14,771
Total sales revenue	$ 189,466	$ 212,400	$ 414,515	$ 411,652
Gold
Gold credit sales	62.00%	52.00%	64.00%	49.00%
Concentrate sales	1.00%	2.00%	1.00%	1.00%
Revenue from sale	63.00%	54.00%	65.00%	50.00%
Silver
Silver credit sales	25.00%	41.00%	24.00%	44.00%
Concentrate sales	8.00%	5.00%	7.00%	6.00%
Revenue from sale	33.00%	46.00%	31.00%	50.00%
Palladium
Palladium credit sales	4.00%	0.00%	4.00%	0.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%